UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21919

T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Limited Duration Inflation Focused Bond Fund

Investor Class (TRBFX)

This semi-annual shareholder report contains important information about Limited Duration Inflation Focused Bond Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Inflation Focused Bond Fund - Investor Class	$26	0.52%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,987,379
Number of Portfolio Holdings	52

Portfolio Turnover Rate	16.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.9%
Non-U.S. Government Mortgage-Backed Securities	0.0
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.1

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Inflation-Indexed Notes	95.9%
U.S. Treasury Inflation-Indexed Bonds	4.0
Sequoia Mortgage Trust	0.0
GS Mortgage-Backed Securities Trust	0.0
Federal National Mortgage Assn.	0.0
Federal Home Loan Mortgage	0.0
Government National Mortgage Assn.	0.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F161-053 1/26

Limited Duration Inflation Focused Bond Fund

Investor Class (TRBFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Limited Duration Inflation Focused Bond Fund

I Class (TRLDX)

This semi-annual shareholder report contains important information about Limited Duration Inflation Focused Bond Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Inflation Focused Bond Fund - I Class	$15	0.30%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,987,379
Number of Portfolio Holdings	52

Portfolio Turnover Rate	16.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.9%
Non-U.S. Government Mortgage-Backed Securities	0.0
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.1

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Inflation-Indexed Notes	95.9%
U.S. Treasury Inflation-Indexed Bonds	4.0
Sequoia Mortgage Trust	0.0
GS Mortgage-Backed Securities Trust	0.0
Federal National Mortgage Assn.	0.0
Federal Home Loan Mortgage	0.0
Government National Mortgage Assn.	0.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F423-053 1/26

Limited Duration Inflation Focused Bond Fund

I Class (TRLDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Limited Duration Inflation Focused Bond Fund

Z Class (TRPZX)

This semi-annual shareholder report contains important information about Limited Duration Inflation Focused Bond Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Inflation Focused Bond Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,987,379
Number of Portfolio Holdings	52

Portfolio Turnover Rate	16.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.9%
Non-U.S. Government Mortgage-Backed Securities	0.0
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.1

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Inflation-Indexed Notes	95.9%
U.S. Treasury Inflation-Indexed Bonds	4.0
Sequoia Mortgage Trust	0.0
GS Mortgage-Backed Securities Trust	0.0
Federal National Mortgage Assn.	0.0
Federal Home Loan Mortgage	0.0
Government National Mortgage Assn.	0.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1259-053 1/26

Limited Duration Inflation Focused Bond Fund

Z Class (TRPZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRBFX Limited Duration
Inflation Focused Bond
Fund
TRLDX Limited Duration
Inflation Focused Bond
Fund–
.
I Class
TRPZX Limited Duration
Inflation Focused Bond
Fund–
.
Z Class

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 4 .80 $ 4 .71 $ 4 .73 $ 5 .21 $ 5 .39 $ 5 .02
Investment
activities
Net investment
income
(1)(2)
0 .11 0 .18 0 .21 0 .29 0 .30 0 .10
Net realized and
unrealized gain/
loss —
(3)
0 .11 ( 0 .05 ) ( 0 .48 ) ( 0 .22 ) 0 .33
Total from
investment
activities 0 .11 0 .29 0 .16 ( 0 .19 ) 0 .08 0 .43
Distributions
Net investment
income ( 0 .18 ) ( 0 .20 ) ( 0 .18 ) ( 0 .27 ) ( 0 .21 ) ( 0 .01 )
Net realized gain — — — ( 0 .02 ) ( 0 .05 ) ( 0 .05 )
Total distributions ( 0 .18 ) ( 0 .20 ) ( 0 .18 ) ( 0 .29 ) ( 0 .26 ) ( 0 .06 )
NET ASSET
VALUE
End of period $ 4 .73 $ 4 .80 $ 4 .71 $ 4 .73 $ 5 .21 $ 5 .39

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(4)
2 .29% 6 .36% 3 .56% ( 3 .69 ) % 1 .49% 8 .55%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .61%
(5)
0 .57% 0 .58% 0 .54% 0 .49% 0 .48%
Net expenses
after waivers/
payments by
Price Associates 0 .52%
(5)
0 .48% 0 .50% 0 .46% 0 .41% 0 .39%
Net investment
income 4 .36%
(5)
3 .82% 4 .37% 5 .85% 5 .67% 1 .99%
Portfolio turnover
rate 16 .8% 40 .9% 123 .5% 155 .9% 141 .0% 136 .7%
Net assets, end of
period (in millions) $78 $80 $90 $132 $903 $982
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 4 .76 $ 4 .67 $ 4 .70 $ 5 .24 $ 5 .42 $ 5 .03
Investment
activities
Net investment
income
(1)(2)
0 .11 0 .19 0 .22 0 .18 0 .35 0 .06
Net realized and
unrealized gain/
loss —
(3)
0 .11 ( 0 .05 ) ( 0 .35 ) ( 0 .27 ) 0 .39
Total from
investment
activities 0 .11 0 .30 0 .17 ( 0 .17 ) 0 .08 0 .45
Distributions
Net investment
income ( 0 .18 ) ( 0 .21 ) ( 0 .20 ) ( 0 .35 ) ( 0 .21 ) ( 0 .01 )
Net realized gain — — — ( 0 .02 ) ( 0 .05 ) ( 0 .05 )
Total distributions ( 0 .18 ) ( 0 .21 ) ( 0 .20 ) ( 0 .37 ) ( 0 .26 ) ( 0 .06 )
NET ASSET
VALUE
End of period $ 4 .69 $ 4 .76 $ 4 .67 $ 4 .70 $ 5 .24 $ 5 .42

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(4)
2 .40% 6 .54% 3 .65% ( 3 .17 ) % 1 .41% 9 .00%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .38%
(5)
0 .38% 0 .42% 0 .44% 0 .34% 0 .41%
Net expenses
after waivers/
payments by
Price Associates 0 .30%
(5)
0 .30% 0 .30% 0 .30% 0 .30% 0 .30%
Net investment
income 4 .58%
(5)
4 .00% 4 .74% 3 .70% 6 .47% 1 .15%
Portfolio turnover
rate 16 .8% 40 .9% 123 .5% 155 .9% 141 .0% 136 .7%
Net assets, end of
period (in millions) $1,085 $1,124 $1,177 $944 $424 $233
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 4 .74 $ 4 .65 $ 4 .68 $ 5 .22 $ 5 .40 $ 5 .01
Investment
activities
Net investment
income
(1)(2)
0 .12 0 .20 0 .23 0 .24 0 .31 0 .13
Net realized and
unrealized gain/
loss —
(3)
0 .11 ( 0 .05 ) ( 0 .40 ) ( 0 .21 ) 0 .33
Total from
investment
activities 0 .12 0 .31 0 .18 ( 0 .16 ) 0 .10 0 .46
Distributions
Net investment
income ( 0 .19 ) ( 0 .22 ) ( 0 .21 ) ( 0 .36 ) ( 0 .23 ) ( 0 .02 )
Net realized gain — — — ( 0 .02 ) ( 0 .05 ) ( 0 .05 )
Total distributions ( 0 .19 ) ( 0 .22 ) ( 0 .21 ) ( 0 .38 ) ( 0 .28 ) ( 0 .07 )
NET ASSET
VALUE
End of period $ 4 .67 $ 4 .74 $ 4 .65 $ 4 .68 $ 5 .22 $ 5 .40

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(4)
2 .54% 6 .81% 4 .08% ( 3 .03 ) % 1 .79% 9 .17%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .34%
(5)
0 .34% 0 .34% 0 .34% 0 .34% 0 .34%
Net expenses
after waivers/
payments by
Price Associates 0 .00%
(5)
0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
Net investment
income 4 .87%
(5)
4 .32% 4 .98% 4 .89% 5 .85% 2 .44%
Portfolio turnover
rate 16 .8% 40 .9% 123 .5% 155 .9% 141 .0% 136 .7%
Net assets, end of
period (in millions) $7,824 $7,426 $7,043 $6,195 $8,537 $8,707
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.0%
Whole Loans Backed  0.0%
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
6.036%, 7/25/44 (1) 46 46
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48 (1) 437 402
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $484) 448
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  0.0%
U.S. Government Agency Obligations  0.0%
Federal Home Loan Mortgage, ARM
1Y CMT + 2.219%, 6.094%, 10/1/33  — —
RFUCCT1Y + 1.961%, 6.836%, 2/1/33  — —
RFUCCT1Y + 1.975%, 6.85%, 2/1/34  — 1
RFUCCT1Y + 2.032%, 6.604%, 11/1/36  14 14
Federal National Mortgage Assn., ARM
ECOFC + 1.254%, 4.334%, 7/1/27  — —
RFUCCT1Y + 1.34%, 6.215%, 12/1/35  4 4
RFUCCT1Y + 1.613%, 6.359%, 12/1/35  8 8
RFUCCT1Y + 1.672%, 6.672%, 2/1/33  — —
RFUCCT1Y + 1.684%, 6.449%, 7/1/34  — —
RFUCCT1Y + 1.715%, 6.215%, 10/1/32  4 4
RFUCCT1Y + 1.715%, 6.56%, 12/1/32  7 7
RFUCCT1Y + 1.77%, 6.645%, 12/1/35  1 1
RFUCCT1Y + 1.78%, 6.405%, 1/1/34  4 4
RFUCCT1Y + 1.83%, 6.58%, 8/1/38  3 3
RFUCCT1Y + 1.853%, 6.603%, 8/1/38  4 4
RFUCCT1Y + 1.892%, 6.392%, 12/1/35  1 1
Federal National Mortgage Assn., CMO, STEP, 5.11%, 1/25/32  — —
51
U.S. Government Obligations  0.0%
Government National Mortgage Assn.
8.50%, 11/20/26 - 6/20/27  1 1

Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $51) 52

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  99.9%
U.S. Treasury Obligations  99.9%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26 (2) 564,692 559,840
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  710,597 698,050
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30  88,369 84,206
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  458,699 435,549
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29  556,502 538,372
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27  18,589 18,390
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28  254,648 250,630
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28  331,465 328,487
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29  185,787 183,581
U.S. Treasury Inflation-Indexed Notes, 1.125%, 10/15/30  364,154 361,281
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28  633,002 632,162
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27  780,942 788,752
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29  589,595 598,623
U.S. Treasury Inflation-Indexed Notes, 1.625%, 4/15/30  620,998 628,324
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/28  64,433 65,083
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29  1,309,705 1,344,392
U.S. Treasury Inflation-Indexed Notes, 2.375%, 1/15/27  45,580 46,071
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28  1,166,365 1,206,823
U.S. Treasury Inflation-Indexed Notes, 2.50%, 1/15/29  52,948 54,946
U.S. Treasury Inflation-Indexed Notes, 3.875%, 4/15/29  140,826 152,631
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $8,845,199) 8,976,193
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 4.02% (3)(4) 4,311 4,311
Total Short-Term Investments (Cost $4,311) 4,311
Total Investments in Securities
99.9% of Net Assets
(Cost $8,850,045) $ 8,981,004

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $448 and represents 0.0% of net assets.
(2) At November 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(3) Seven-day yield
(4) Affiliated Companies
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
ECOFC Enterprise 11th District COFI Replacement Index
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Zero-Coupon Inflation Swaps (0.0)%
2 Year Zero-Coupon Inflation Swap
Pay Fixed 2.800% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/25/27 101,986 (261) — (261)
2 Year Zero-Coupon Inflation Swap
Pay Fixed 2.827% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/25/27 31,328 (97) — (97)
2 Year Zero-Coupon Inflation Swap
Pay Fixed 2.830% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/25/27 101,986 (322) — (322)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.581% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/16/30 42,477 (270) — (270)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.596% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/16/30 17,948 (126) — (126)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.597% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/16/30 33,375 (237) — (237)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (1,313)
Total Centrally Cleared Swaps (1,313)
Net payments (receipts) of variation margin to date 1,923
Variation margin receivable (payable) on centrally cleared swaps $ 610

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1,185 U.S. Treasury Notes five year
contracts 3/26 130,073 $ 63
Long, 831 U.S. Treasury Notes two year contracts 3/26 173,562 (46)
Short, 910 Ultra U.S. Treasury Notes ten year
contracts 3/26 (105,745) (357)
Net payments (receipts) of variation margin to date 342
Variation margin receivable (payable) on open futures contracts $ 2

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.02% $ — # $ — $ 426 +
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
11/30/25
T. Rowe Price Government
Reserve Fund, 4.02% $ 16,790 ¤ ¤ $ 4,311 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $426 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,311.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $8,850,045) $ 8,981,004
Interest receivable 17,995
Due from affiliates 1,592
Variation margin receivable on centrally cleared swaps 610
Receivable for shares sold 244
Variation margin receivable on futures contracts 2
Foreign currency (cost $1) 1
Other assets 63
Total assets 9,001,511
Liabilities
Payable for shares redeemed 11,539
Investment management fees payable 1,832
Payable to directors 5
Other liabilities 756
Total liabilities 14,132
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 8,987,379

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (620,000)
Paid-in capital applicable to 1,923,318,571 shares of
$0.00001 par value capital stock outstanding; 6,000,000,000
shares of the Corporation authorized 9,607,379
NET ASSETS $ 8,987,379
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $77,689; Shares outstanding: 16,428,743) $ 4.73
I Class
(Net assets: $1,085,122; Shares outstanding:
231,324,181) $ 4.69
Z Class
(Net assets: $7,824,568; Shares outstanding:
1,675,565,647) $ 4.67

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
11/30/25
Investment Income (Loss)
Income
.
  Interest $ 220,605
Dividend 426
Other 8
Total income 221,039
Expenses
Investment management 15,121
Shareholder servicing
Investor Class $ 102
I Class 203 305
Prospectus and shareholder reports
Investor Class 5
I Class 3
Z Class 3 11
Custody and accounting 177
Registration 36
Legal and audit 20
Directors 14
Miscellaneous 26
Waived / paid by Price Associates (13,835)
Total expenses 1,875
Net investment income 219,164

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 8,043
Futures (5,108)
Swaps (13)
Net realized gain 2,922
Change in net unrealized gain / loss
Securities (1,065)
Futures 482
Swaps (1,069)
Change in net unrealized gain / loss (1,652)
Net realized and unrealized gain / loss 1,270
INCREASE IN NET ASSETS FROM OPERATIONS $ 220,434

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 219,164 $ 361,421
Net realized gain 2,922 9,132
Change in net unrealized gain / loss (1,652) 194,723
Increase in net assets from operations 220,434 565,276
Distributions to shareholders
Net earnings
Investor Class (2,887) (3,551)
I Class (41,602) (49,298)
Z Class (309,703) (335,134)
Decrease in net assets from distributions (354,192) (387,983)
Capital share transactions
*
Shares sold
Investor Class 11,439 25,688
I Class 138,392 272,546
Z Class 840,804 1,165,475
Distributions reinvested
Investor Class 2,856 3,515
I Class 41,446 49,255
Z Class 309,328 335,510
Shares redeemed
Investor Class (15,827) (41,035)
I Class (202,889) (397,039)
Z Class (634,051) (1,271,887)
Increase in net assets from capital share
transactions 491,498 142,028

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Net Assets
Increase during period 357,740 319,321
Beginning of period 8,629,639 8,310,318
End of period $ 8,987,379 $ 8,629,639
*Share information (000s)
Shares sold
Investor Class 2,358 5,396
I Class 28,799 57,562
Z Class 176,045 248,695
Distributions reinvested
Investor Class 601 747
I Class 8,797 10,555
Z Class 65,892 72,150
Shares redeemed
Investor Class (3,260) (8,626)
I Class (42,124) (84,348)
Z Class (132,220) (269,838)
Increase in shares outstanding 104,888 32,293

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Limited Duration Inflation Focused Bond Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a level of income that is consistent with the current rate of inflation. The fund has three classes of shares: the Limited Duration
Inflation Focused Bond Fund, Inc. (Investor Class), the Limited Duration
Inflation Focused Bond Fund–I Class (I Class) and the Limited Duration Inflation
Focused Bond Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly, except for distributions of inflation adjustments, if any, which are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
November 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 8,976,693 $ — $ 8,976,693
Short-Term Investments 4,311 — — 4,311
Total Securities 4,311 8,976,693 — 8,981,004
Futures Contracts* 63 — — 63
Total $ 4,374 $ 8,976,693 $ — $ 8,981,067
Liabilities
Swaps* $ — $ 1,313 $ — $ 1,313
Futures Contracts* 403 — — 403
Total $ 403 $ 1,313 $ — $ 1,716

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
1
Includes Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency
Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 63
*
Total $ 63
*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 1,313
Interest rate derivatives Futures 403
Total $ 1,716
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Inflation derivatives $ — $ (13) $ (13)
Interest rate derivatives (5,108) — (5,108)
Total $ (5,108) $ (13) $ (5,121)
Change in Unrealized
Gain (Loss)
Inflation derivatives $ — $ (1,069) $ (1,069)
Interest rate derivatives 482 — 482
Total $ 482 $ (1,069) $ (587)

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of November 30, 2025, securities valued at $8,669,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and
5% of net assets.
Swaps  The fund is subject to inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk.
The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between
1% and 4% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term and U.S. government securities aggregated $0 and $41,000, respectively, for the six months ended
November 30, 2025. Purchases and sales of U.S. government securities aggregated $1,713,914,000 and $1,508,045,000, respectively, for the six months ended November 30, 2025.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2025, the fund had
$690,554,000 of available capital loss carryforwards.
At November 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $8,860,683,000. Net unrealized gain aggregated $118,668,000 at period-end, of which $132,773,000 related to appreciated investments and $14,105,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2025, the effective annual group fee rate was 0.28%. Effective August 1, 2017, Price
Associates has contractually agreed, at least through July 31, 2026, to waive a portion of its management fee in order to limit the fund’s management fees to 0.25% of the fund’s average daily net assets. Thereafter, this agreement

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

will automatically renew for one-year terms unless terminated or modified by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $3,901,000 and allocated ratably in the amounts of $34,000 for the
Investor Class, $479,000 for the I Class, and $3,388,000 for the Z Class, for the
six months ended November 30, 2025.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $36,000 remain subject to repayment by the fund at November 30, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended November 30, 2025, expenses incurred pursuant to these service agreements were $61,000 for Price
Associates and $112,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.69% 0.05% 0.00%
Expense limitation date 07/31/27 07/31/27 N/A
(Waived)/repaid during the period ($000s) $— $41 $(9,975)

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates have invested. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan.
Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended
November 30, 2025, the fund was charged $160,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $76,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying
Statement of Assets and Liabilities. At November 30, 2025, approximately 69%
of the outstanding shares of the I class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At November 30, 2025, approximately 5% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F161-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026